Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

Pursuant to the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are required to provide the following information regarding the relationship between executive compensation paid to our named executive officers and Vericel’s financial performance for each of the last three completed calendar years. In determining the Compensation Actually Paid (or “CAP”) to our Principal Executive Officer, who is our CEO, and our other named executive officers, we are required to make various adjustments to the amounts that have been previously reported in the Summary Compensation Table, as summarized below. The CAP amounts reflected in the table below do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year. For information regarding decisions made by our Compensation Committee with respect to executive compensation, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

					Value of Initial $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(1)(2)	Vericel TSR(3)	NASDAQ Biotechnology Index TSR(3)	Net Income ($M)(4)	Total Net Revenue ($M)(5)
2022	8,708,367	905,166	2,398,900	467,192	$151	$111	$-17	$164.36
2021	13,183,295	15,233,917	3,459,670	3,204,518	$226	$125	$-7	$156.18
2020	4,412,718	10,300,425	1,158,216	1,740,344	$177	$126	$3	$124.18

(1)	To calculate Compensation Actually Paid, the following amounts were deducted from and added to the applicable Summary Compensation Table total compensation:

		CEO
		2020		2021		2022
	Summary Compensation Table Total		$4,412,718		$13,183,295		$8,708,367
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	3,218,783	-$	11,819,409	-$	7,288,603
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	5,022,331	+$	6,387,501	+$	4,402,751
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	522,347	+$	1,618,248	+$	724,137
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	3,550,577	+$	1,965,721	-$	3,564,080
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	11,235	+$	3,898,560	-$	2,077,406
=	Compensation Actually Paid		$10,300,425		$15,233,917		$905,166

		Average of Other NEOs
		2020		2021		2022
	Summary Compensation Table Total		$1,158,216		$3,459,670		$2,398,900
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	714,993	-$	2,945,499	-$	1,748,862
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	756,348	+$	1,626,544	+$	1,056,425
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	83,133	+$	271,626	+$	173,955
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	636,734	+$	299,760	-$	902,246
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	5,675	+$	594,099	-$	510,980
Less:	Fair Value of Stock and Option Awards Forfeited During the Covered Year*	-$	184,769	-$	101,683	+$	0
=	Compensation Actually Paid		$1,740,344		$3,204,518		$467,192

*	All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values in accordance with FASB ASC Topic 718 (refer to our annual report for additional detail).
(2)	The other NEOs in each covered year were as follows:
2022 - Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 - Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell; 2020 - Michael Halpin, Sean Flynn, Jonathan Hopper, Gerard Michel, Sandra Pennell.
(3)	TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
(4)	Reflects Net Income as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2022, 2021 and 2020.
(5)	Reflects total net revenue, the “company-selected measure” as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2022, 2021 and 2020.

Named Executive Officers, Footnote [Text Block]	The other NEOs in each covered year were as follows: 2022 - Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 - Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell; 2020 - Michael Halpin, Sean Flynn, Jonathan Hopper, Gerard Michel, Sandra Pennell.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 8,708,367	$ 13,183,295	$ 4,412,718
PEO Actually Paid Compensation Amount	$ 905,166	15,233,917	10,300,425
Adjustment To PEO Compensation, Footnote [Text Block]
		CEO
		2020		2021		2022
	Summary Compensation Table Total		$4,412,718		$13,183,295		$8,708,367
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	3,218,783	-$	11,819,409	-$	7,288,603
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	5,022,331	+$	6,387,501	+$	4,402,751
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	522,347	+$	1,618,248	+$	724,137
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	3,550,577	+$	1,965,721	-$	3,564,080
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	11,235	+$	3,898,560	-$	2,077,406
=	Compensation Actually Paid		$10,300,425		$15,233,917		$905,166

Non-PEO NEO Average Total Compensation Amount	$ 2,398,900	3,459,670	1,158,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 467,192	3,204,518	1,740,344
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
		Average of Other NEOs
		2020		2021		2022
	Summary Compensation Table Total		$1,158,216		$3,459,670		$2,398,900
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	714,993	-$	2,945,499	-$	1,748,862
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	756,348	+$	1,626,544	+$	1,056,425
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	83,133	+$	271,626	+$	173,955
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	636,734	+$	299,760	-$	902,246
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	5,675	+$	594,099	-$	510,980
Less:	Fair Value of Stock and Option Awards Forfeited During the Covered Year*	-$	184,769	-$	101,683	+$	0
=	Compensation Actually Paid		$1,740,344		$3,204,518		$467,192

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus TSR 2020-2022
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income 2020-2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Revenue 2020-2022
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The following measures in our assessment represent the most important financial performance measures that link compensation actually paid to our named executive officers, for 2022, to Vericel’s performance:

●	Total Net Revenue

●	Stock price

●	Budget expense (excluding depreciation, amortization and stock-based compensation, and unusual one-time expenses or changes in accounting methodology)

Total Shareholder Return Amount	$ 151	226	177
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (17,000,000)	$ (7,000,000)	$ 3,000,000
Company Selected Measure Amount	164,360	156,180	124,180
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Budget expense (excluding depreciation, amortization and stock-based compensation, and unusual one-time expenses or changes in accounting methodology)
PEO [Member] | Grant Date Fair Value of Stock and Option Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,288,603)	$ (11,819,409)	$ (3,218,783)
PEO [Member] | Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,402,751	6,387,501	5,022,331
PEO [Member] | Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	724,137	1,618,248	522,347
PEO [Member] | Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,564,080)	1,965,721	3,550,577
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,077,406)	3,898,560	11,235
Non-PEO NEO [Member] | Grant Date Fair Value of Stock and Option Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,748,862)	(2,945,499)	(714,993)
Non-PEO NEO [Member] | Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,056,425	1,626,544	756,348
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,955	271,626	83,133
Non-PEO NEO [Member] | Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(902,246)	299,760	636,734
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(510,980)	594,099	5,675
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (101,683)	$ (184,769)